Document And Entity Information	Dec. 02, 2019
Document Information [Line Items]
Entity Registrant Name	STANDEX INTERNATIONAL CORPORATION
Document Type	8-K
Document Period End Date	Dec. 02, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7233
Entity Tax Identification Number	31-0596149
Entity Address, Address Line One	11 Keewaydin Drive
Entity Address, City or Town	Salem,
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03079
City Area Code	(603)
Local Phone Number	893-9701
Title of 12(b) Security	Common Stock
Trading Symbol	SXI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000310354